Regulatory Matters	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory Matters

Note 13 - Regulatory Matters

The Bank is subject to various regulatory capital requirements. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier 1 capital (as defined), and Common Equity Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 to adjusted total assets (as defined). Management believes that, as of December 31, 2018 and 2017, the Bank met all capital adequacy requirements to which it was subject. As of December 31, 2018, the most recent notification categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based, Common Equity Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s status as well capitalized.

The Bank’s actual capital amounts and ratios are presented in the table below.

						Minimum
						To Be "Well-
			Minimum			Capitalized"			Well-Capitalized
			For Capital			Under Prompt			With Buffer, Fully
	Actual		Adequacy Purposes			Corrective Provisions			Phased in for 2019
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2018
Total Core Capital (to Risk-Weighted Assets)	$30,896	15.70%	≥	$15,745	≥8.0%	≥	$19,681	≥10.0%	≥	$20,665	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	29,335	14.91		≥11,808	≥6.0		≥15,745	≥8.0		≥16,729	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	29,335	14.91		≥8,856	≥4.5		≥12,793	≥6.5		≥13,777	≥7.0
Tier 1 Capital (to Assets)	29,335	9.07		≥12,938	≥4.0		≥16,173	≥5.0		≥16,173	≥5.0
As of December 31, 2017:
Total Core Capital (to Risk-Weighted Assets)	$30,067	16.11%	≥	$14,927	≥8.0%	≥	$18,658	≥10.0%	≥	$19,591	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	28,806	15.44		≥11,195	≥6.0		≥14,927	≥8.0		≥15,860	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	28,806	15.44		≥8,396	≥4.5		≥12,128	≥6.5		≥13,061	≥7.0
Tier 1 Capital (to Assets)	28,806	9.47		≥12,173	≥4.0		≥15,216	≥5.0		≥15,216	≥5.0

The FRB has issued a policy guidance regarding the payment of dividends by bank holding companies.  In general, the FRB’s policies provide that dividends should be paid only out of current earnings and only if the prospective rate of earnings retention by the holding company appears consistent with the organization’s capital needs, asset quality and overall financial condition.  FRB guidance provides for prior regulatory review of capital distributions in certain circumstances such as where the company’s net income for the past four quarters, net of dividends previously paid over that period, is insufficient to fully fund the dividend or the company’s overall rate of earnings retention is inconsistent with the company’s capital needs and overall financial condition.  The ability of a holding company to pay dividends may be restricted if a subsidiary bank becomes undercapitalized.  These regulatory policies could affect the ability of FSB Bancorp to pay dividends or otherwise engage in capital distributions.